COMMITMENTS AND CONTINGENCIES - Narrative (Details) (USD $)			0 Months Ended
	Mar. 29, 2013 Successor [Member]	Dec. 28, 2012 Successor [Member]	May 10, 2011 Minimum [Member] Pending Litigation [Member]	May 10, 2011 Maximum [Member] Pending Litigation [Member]
Loss Contingencies [Line Items]
Contingent liability for outstanding letters of credit	$ 9,400,000	$ 8,900,000
Statutory damages sought			$ 500	$ 1,500